D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets Pledged as Collateral
Assets pledged as collateral

	2018	2017
Chattel mortgages 1)	5,328	4,740
Bank deposits	353	475

Total	5,681	5,215

1)	See also Note G1, “Post-Employment benefits.”